Property, furniture and equipment, net (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Movement of Property, Furniture and Equipment
(a)	The movement of property, furniture and equipment and depreciation for the years ended December 31, 2020, 2019 and 2018, is as follows:

						Right-of-use assets
Description	Land	Buildings, facilities and leasehold improvements	Furniture and equipment	Vehicles	In-transit equipment and work-in-progress	Land	Buildings and facilities	Furniture and equipment	Total 2020	Total 2019	Total 2018
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost
Balance as of January 1	188,093	539,306	614,317	1,559	48,485	66,146	340,268	2,292	1,800,466	1,352,599	1,313,554
Effect for adoption of IFRS 16, Note 3.2	—	—	—	—	—	—	—	—	—	341,746	—
Additions	—	9,246	22,247	—	20,878	3,135	19,935	—	75,441	135,145	72,709
Transfers	—	17,434	22,032	—	(39,466)	—	—	—	—	—	—
Transfer (to) from investment property, Note 3.4(n)	(1,193)	(2,669)	(320)	—	—	—	—	—	(4,182)	—	2,251
Disposals, write-offs and others (d)	(1,683)	(15,303)	(16,567)	(295)	(1,710)	—	(54,402)	—	(89,960)	(29,024)	(35,915)

Balance as of December 31	185,217	548,014	641,709	1,264	28,187	69,281	305,801	2,292	1,781,765	1,800,466	1,352,599

Depreciation
Balance as of January 1	—	(299,393)	(475,359)	(1,031)	—	(2,235)	(71,028)	(477)	(849,523)	(730,074)	(700,915)
Depreciation of the year	—	(20,943)	(50,669)	(124)	—	(2,172)	(63,070)	(573)	(137,551)	(147,051)	(71,244)
Transfers	—	199	(199)	—	—	—	—	—	—	—	—
Transfer to (from) investment property, Note 3.4(n)	—	308	52	—	—	—	—	—	360	—	7,288
Disposals, write-offs and others (d)	—	14,865	15,834	293	—	—	18,384	—	49,376	27,602	34,797

Balance as of December 31	—	(304,964)	(510,341)	(862)	—	(4,407)	(115,714)	(1,050)	(937,338)	(849,523)	(730,074)

Net book value	185,217	243,050	131,368	402	28,187	64,874	190,087	1,242	844,427	950,943	622,525

Summary of Book Values of Lease Liabilities
(e)	The following table shows the book values of lease liabilities (included in the caption “Other accounts payable, provisions and other liabilties”); see Note 10(a) and the movement of the year:

	2020	2019
	S/(000)	S/(000)
As of January 1, 2019 – effect of IFRS 16 adoption	341,836	341,746
Additions	19,935	66,960
Interest expenses, Note 19(a)	15,288	16,568
Disposals (*)	(37,766)	—
Exchange differences	5,070	—
Payments	(74,608)	(83,438)

As of December 31	269,755	341,836

(*) These disposals are related to the early termination of lease agreements; see (d) above.

Summary of Amortization Schedule of Lease Liabilities
As of December 31, 2020 and 2019, the amortization schedule of these abligations is as follows:

	2020	2019
	S/(000)	S/(000)
2020	—	60,812
2021	50,771	55,212
2022 onwards	218,984	225,812

Total	269,755	341,836

Summary of Lease Related Transactions Recognized in Income Statement
The following table shows the amounts recognized in the consolidated statement of income:

	2020	2019
	S/(000)	S/(000)
Depreciation expenses of right-of-use assets	65,815	73,740
Interest expenses of lease liabilities, Note 19(a)	15,288	16,568
Expenses related to short term and low value assets leases (included in administrative expenses, see Note 25 (c))	6,781	5,072

Total amount recognized in the consolidated statement of income	87,884	95,380